Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases
Recognized rental income	¥ 1,579	¥ 78,667	¥ 66,180
Future minimum lease payments to be received	5,449
Rental expenses, net of sublease rental income	46,600	46,975	43,536
Capital lease assets	33,294	27,624
Accumulated depreciation on capital lease assets	¥ 4,579	¥ 3,454